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Catalyst/Millburn Dynamic Commodity Strategy Fund
FUND SUMMARY: CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
Investment Objective
The Fund's investment objective is long-term capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 48 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 47 and Waiver of Up-Front Sales Charge on Class A Shares on page 48.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst/Millburn Dynamic Commodity Strategy Fund - USD ($)	Catalyst/Millburn Dynamic Commodity Strategy Fund Class A		Catalyst/Millburn Dynamic Commodity Strategy Fund Class C	Catalyst/Millburn Dynamic Commodity Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load)( as a % of the original purchase price)	1.00%	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none
Redemption Fee	none		none	none
[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst/Millburn Dynamic Commodity Strategy Fund		Catalyst/Millburn Dynamic Commodity Strategy Fund Class A	Catalyst/Millburn Dynamic Commodity Strategy Fund Class C	Catalyst/Millburn Dynamic Commodity Strategy Fund Class I
Management Fees		1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		2.53%	3.28%	2.28%
Fee Waiver and Reimbursement	[2],[3]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2],[3]	2.30%	3.05%	2.05%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Catalyst Capital Advisors LLC (the “Advisor”) has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2022. This agreement may only be terminated by the Trust's Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.
[3]	Restated to reflect the expense limitation agreement currently in effect.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Catalyst/Millburn Dynamic Commodity Strategy Fund - USD ($)	1	3	5	10
Catalyst/Millburn Dynamic Commodity Strategy Fund Class A	795	1,297	1,824	3,260
Catalyst/Millburn Dynamic Commodity Strategy Fund Class C	308	988	1,692	3,561
Catalyst/Millburn Dynamic Commodity Strategy Fund Class I	208	690	1,199	2,598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2020 was 0% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio comprised of:

•	Commodity futures and options on futures (the “Futures Component”) and
•	Common stocks (the “Equity Component”)

Futures Component. The Futures Component allocates among metals, energy, agricultural, and other natural or industrial resource commodities using proprietary signals from Millburn Ridgefield Corporation (the “Sub-Advisor”). The Futures Component generally holds long positions on futures contracts, but may also hold long and/or short positions in options on futures contracts; and maintains cash and cash equivalents to be utilized as margin or collateral. The strategy is intended to provide long-term, strategic exposure to global commodity markets, while allowing for adjustments based on shorter-term market conditions. Investments may be made in domestic and foreign markets, including emerging markets. Investment in these instruments may be made directly or indirectly by investing through its Subsidiary (as described below). The Fund invests approximately 50% of its assets in the Futures Component, which includes 40% in cash and cash equivalents, and 10% in collateral (including cash and cash equivalents) for futures positions.

The Sub-Advisor utilizes active, proprietary trading systems to determine allocations subject to pre-determined ranges (the net assets in the Futures Component are allocated among positions with a face value ranging from a net minimum 0% to a net maximum 150% of standard capital allocations to each traded market). The Sub-Advisor’s trading systems generate buy or sell decisions based on the analysis of technical market information (such as price, liquidity, and transaction costs) and/or non-price economic variables (such as economic statistics and supply/demand measures). The trading systems analyze these factors over a time spectrum that ranges from several minutes to multiple years. The Sub-Advisor analyzes additional factors to allocate the portfolio including, but not limited to: profitability of an asset class or market, liquidity of a particular market, desired diversification among markets and asset classes, transaction costs, and exchange regulations. The allocations are generally reviewed monthly, although changes may occur more or less frequently.

Equity Component. The Equity Component allocates among common stocks and exchange-traded funds (“ETFs”) that primarily invest in common stocks. These are selected by the Sub-Advisor based on diversification value, liquidity, and other criteria. The Equity Component is intended to provide long-term, strategic exposure to a number of U.S. and international equity securities in sectors related to: commodities, commodities brokerage, agriculture, farmland, timber, utilities, infrastructure, natural resources, and renewable resources. Securities may be of any market capitalization, sector and geographic location (including emerging markets). The Fund invests approximately 50% of its assets in the Equity Component. Equity Component investments are made on a relatively passive, long-only, “buy-and-hold” basis.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary. The Sub-Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary invests the majority of its assets in commodity-related futures and options on futures. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

ETFs Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures Contract Risk. The successful use of futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities and derivatives (including options) in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls expose the Fund to potentially unlimited losses.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Agricultural Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund's investments. Soft commodities, grains and livestock production and trade flows are significantly affected by government policies and regulations.

Commodity Broker Sector Risk. Declining commodity trading volume, government regulation, interest rates, cost of capital, imperfect hedging, and counterparty credit losses may adversely affect commodities brokers.

Farmland Sector Risk. Farmland operations are subject to adverse changes in the political or regulatory climate in states or specific counties. Geographic concentration of properties makes farmland more susceptible to adverse weather, economic or regulatory changes, or developments. Lessors of land may default due to crop failure, excessive leverage, delays in development due to a number of factors, including weather, labor disruptions, regulatory approvals, acts of terror or other acts of violence, or acts of God (such as fires, earthquakes, or floods).

Infrastructure Sector Risk. General risks of infrastructure development companies include the general state of the economy, intense competition, consolidation, domestic and international politics, and excess capacity. In addition, infrastructure development companies may also be significantly affected by overall capital spending levels (including both private and public sector spending), economic cycles, technical obsolescence, delays in modernization, labor relations and government regulations.

Natural Resources Sector Risk. The value of securities issued by companies in the natural resources sector may decline for many reasons, including changes in commodity prices, changes in government regulation, environmental damage claims, changes in exchange rates or depletion of natural resources.

Renewable Energy Sector Risk. Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for renewable energy products and services in general, may adversely affect the Fund’s performance. Obsolescence of existing technology, short product cycles, falling prices and profits, the supply of, and demand for, oil and gas, the price of oil and gas, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector.

Timber and Forestry Sector Risk. The timber and forestry sector is affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors.

Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction

Small and Mid Capitalization Company Risk. To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including securities of Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. Shareholders of the Fund will indirectly be subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

Performance:

The bar chart and accompanying table shown below provides an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each full calendar year since inception. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. The performance table shows how the average annual total returns for Class A, Class C and Class I shares compare over time with those of a broad-based market index. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information and daily NAV is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Prior to June 1, 2021, the Fund was not managed by the Fund’s Sub-Advisor and had different investment strategies and policies. The Fund’s performance may have been different if the Fund’s portfolio was managed by the current Sub-Advisor and managed under the current investment objective, strategies and policies. Consequently, the performance record may be less pertinent for investors considering whether to purchase shares of the Fund.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 7.92% (quarter ended June 30, 2016), and the lowest return for a quarter was (6.37)% (quarter ended December 31, 2016). The Fund’s Class A year-to-date return as of March 31, 2021 was (4.03)%.

Average Annual Total Returns (for the periods ended, December 31, 2020)
Average Annual Total Returns - Catalyst/Millburn Dynamic Commodity Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Catalyst/Millburn Dynamic Commodity Strategy Fund Class I	Return Before Taxes	(10.51%)	1.35%	1.17%	Sep. 30, 2015
Catalyst/Millburn Dynamic Commodity Strategy Fund Class A	Return Before Taxes	(15.87%)	(0.10%)	(0.22%)
Catalyst/Millburn Dynamic Commodity Strategy Fund Class A | After Taxes on Distributions		(15.87%)	(0.36%)	(0.46%)
Catalyst/Millburn Dynamic Commodity Strategy Fund Class A | After Taxes on Distributions and Sales		(9.39%)	(0.19%)	(0.27%)
Catalyst/Millburn Dynamic Commodity Strategy Fund Class C	Return Before Taxes	(11.37%)	0.35%	0.18%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)		(3.12%)	1.03%	(1.13%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.